UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kochis Fitz Tracy Fitzhugh & Gott Inc
Address: 60 Spear Street, Suite 1100

         San Francisco, CA  94112

13F File Number:  028-11864

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Kossman
Title:     Chief Financial & Administrative Officer
Phone:     415.394.6670

Signature, Place, and Date of Signing:

     Michael H. Kossman     San Francisco, CA     May 15, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $141,124 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    34376    11413 SH       SOLE                    11413        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2711     3000 SH       SOLE                     3000        0        0
EXXON MOBIL CORP               COM              30231G102      382     6284 SH       SOLE                     6284        0        0
GENERAL ELECTRIC CO            COM              369604103      476    13673 SH       SOLE                    13673        0        0
ISHARES TR                     S&P 500 INDEX    464287200    24445   188151 SH       SOLE                   188151        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     1136    15201 SH       SOLE                    15201        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     5129    70157 SH       SOLE                    70157        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     6087   115412 SH       SOLE                   115412        0        0
ISHARES TR                     RUSSELL 1000     464287622    13053   184646 SH       SOLE                   184646        0        0
ISHARES TR                     MSCI EAFE IDX    464287465      412     6340 SH       SOLE                     6340        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     1649    16659 SH       SOLE                    16659        0        0
SPDR TR                        UNIT SER 1       78462F103    51268   394886 SH       SOLE                   394886        0        0